Shareholder Report, Line Graph (Details) - USD ($)				4 Months Ended		6 Months Ended	12 Months Ended		16 Months Ended	18 Months Ended	24 Months Ended	28 Months Ended	30 Months Ended	36 Months Ended	40 Months Ended	42 Months Ended	48 Months Ended	52 Months Ended	54 Months Ended	60 Months Ended	64 Months Ended	66 Months Ended	72 Months Ended	76 Months Ended	78 Months Ended	84 Months Ended	88 Months Ended	90 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 16, 2018	Sep. 28, 2018	Mar. 31, 2016	Mar. 31, 2019	Mar. 30, 2019	Mar. 31, 2019	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2018	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2019	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2020	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2021	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2022	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2023	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000202747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class W Shares at NAV
Accumulated Value		$ 10,000				$ 10,283				$ 11,481			$ 11,804			$ 11,501			$ 10,494			$ 10,967			$ 11,712			$ 12,508
C000033991 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Retirement Class Shares at NAV
Accumulated Value			$ 10,000					$ 10,204			$ 10,357			$ 10,792			$ 11,284			$ 11,905			$ 11,387			$ 10,800			$ 11,109	$ 11,672	$ 12,178
C000014635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class R6 Shares at NAV
Accumulated Value			10,000					10,229			10,415			10,872			11,389			12,054			11,556			10,994			11,335	11,941	12,476
C000079556 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Premier Class Shares at NAV
Accumulated Value			10,000					10,204			10,374			10,823			11,320			11,952			11,440			10,868			11,188	11,767	12,289
C000162549 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class I Shares at NAV
Accumulated Value			10,000					10,228			10,406			10,861			11,362			12,009			11,498			10,913			11,247	11,832	12,344
C000033992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class A at maximum sales charge (Offering Price)
Accumulated Value			9,625					9,816			9,959			10,373			10,841			11,435			10,934			10,366			10,656	11,189	11,666
C000202755 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class W Shares at NAV
Accumulated Value		10,000				10,238				10,466			10,927			10,779			10,880			11,425			12,155			12,736
C000033275 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Retirement Class Shares at NAV
Accumulated Value			10,000					10,159			10,249			10,529			10,708			11,133			10,917			10,973			11,452	12,122	12,637
C000033276 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class R6 Shares at NAV
Accumulated Value			10,000					10,184			10,301			10,608			10,815			11,273			11,081			11,155			11,682	12,396	12,955
C000079571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Premier Class Shares at NAV
Accumulated Value			10,000					10,169			10,270			10,560			10,751			11,189			10,982			11,038			11,543	12,229	12,761
C000162566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class I Shares at NAV
Accumulated Value			10,000					10,194			10,298			10,606			10,793			11,241			11,050			11,114			11,629	12,333	12,872
C000033274 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class A at maximum sales charge (Offering Price)
Accumulated Value			9,750					9,908			9,991			10,258			10,427			10,826			10,622			10,661			11,130	11,772	12,263
C000033277 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class A at maximum sales charge (Offering Price)
Accumulated Value			9,526					10,956			11,227			11,919			10,933			13,083			13,074			12,658			14,014	14,929	16,000
C000162567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class I Shares at NAV
Accumulated Value			10,000					11,517			11,820			12,570			11,554			13,846			13,853			13,442			14,895	15,895	17,066
C000079572 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Premier Class Shares at NAV
Accumulated Value			10,000					11,506			11,802			12,558			11,543			13,822			13,825			13,399			14,858	15,871	17,038
C000033279 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class R6 Shares at NAV
Accumulated Value			10,000					11,524			11,838			12,616			11,612			13,927			13,951			13,540			15,037	16,069	17,277
C000033278 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Retirement Class Shares at NAV
Accumulated Value			10,000					11,495			11,779			12,509			11,484			13,740			13,729			13,307			14,725	15,696	16,834
C000202756 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class W Shares at NAV
Accumulated Value		10,000				10,269				9,485			11,414			11,472			11,173			12,454			13,356			14,411
C000202758 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class W Shares at NAV
Accumulated Value		10,000				10,482				10,852			11,736			11,333			10,796			11,234			11,916			12,487
C000033284 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Retirement Class Shares at NAV
Accumulated Value			10,000					10,267			10,463			10,913			11,247			12,096			11,607			10,998			11,382	12,007	12,515
C000033285 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class R6 Shares at NAV
Accumulated Value			10,000					10,302			10,515			10,995			11,359			12,249			11,793			11,201			11,621	12,290	12,842
C000079574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Premier Class Shares at NAV
Accumulated Value			10,000					10,287			10,484			10,946			11,292			12,157			11,688			11,072			11,482	12,111	12,636
C000162569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class I Shares at NAV
Accumulated Value			10,000					10,298			10,502			10,976			11,332			12,209			11,746			11,137			11,557	12,199	12,736
C000033283 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class A at maximum sales charge (Offering Price)
Accumulated Value			9,625					9,884			10,058			10,494			10,798			11,606			11,147			10,545			10,916	11,495	11,971
C000033286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class A at maximum sales charge (Offering Price)
Accumulated Value			9,702					9,614			9,826			10,351			10,551			11,203			10,583			10,559			10,852	10,923	11,375
C000162570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class I Shares at NAV
Accumulated Value			10,000					9,937			10,184			10,752			10,981			11,673			11,040			11,047			11,363	11,463	11,969
C000033287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class R6 Shares at NAV
Accumulated Value			10,000					9,937			10,184			10,758			10,996			11,708			11,086			11,092			11,432	11,539	12,053
C000202762 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class W Shares at NAV
Accumulated Value		10,000				10,469				11,407			11,482			10,986			10,454			10,645			11,170			11,661
C000079523 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class R6 Shares at NAV
Accumulated Value			10,000					10,015			10,104			10,564			11,497			11,550			11,051			10,508			10,681	11,212	11,697
C000079524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Retirement Class Shares at NAV
Accumulated Value			10,000					9,990			10,063			10,495			11,383			11,417			10,897			10,337			10,481	10,974	11,420
C000079525 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Premier Class Shares at NAV
Accumulated Value			10,000					10,000			10,074			10,516			11,418			11,464			10,952			10,399			10,554	11,062	11,523
C000162579 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class I Shares at NAV
Accumulated Value			10,000					10,022			10,100			10,537			11,457			11,498			10,990			10,440			10,613	11,117	11,586
C000079526 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class A at maximum sales charge (Offering Price)
Accumulated Value			9,623					9,606			9,669			10,076			10,921			10,948			10,444			9,901			10,032	10,494	10,912
C000117723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class A at maximum sales charge (Offering Price)
Accumulated Value			9,627					9,777			9,960			10,376			10,828			11,355			10,864			10,235			10,475	10,992	11,501
C000162598 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class I Shares at NAV
Accumulated Value			10,000					10,168			10,380			10,836			11,339			11,900			11,410			10,772			11,045	11,632	12,177
C000117722 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Premier Class Shares at NAV
Accumulated Value			10,000					10,178			10,380			10,825			11,319			11,868			11,366			10,718			10,977	11,537	12,079
C000117721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class R6 Shares at NAV
Accumulated Value			10,000					10,173			10,392			10,856			11,371			11,954			11,457			10,822			11,118	11,702	12,271
C000117724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Retirement Class Shares at NAV
Accumulated Value			10,000					10,158			10,340			10,786			11,258			11,807			11,299			10,635			10,898	11,443	11,970
C000202767 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class W Shares at NAV
Accumulated Value		10,000				10,236				10,700			10,867			10,558			10,591			10,958			11,585			12,044
C000158753 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Retirement Class Shares at NAV
Accumulated Value			10,000					10,019			10,004			10,271			10,697			10,825			10,481			10,479			10,807	11,390	11,804
C000158750 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class R6 Shares at NAV
Accumulated Value			10,000					10,044			10,054			10,348			10,804			10,961			10,638			10,664			11,024	11,647	12,101
C000158751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Premier Class Shares at NAV
Accumulated Value			10,000					10,028			10,013			10,290			10,728			10,867			10,530			10,538			10,888	11,473	11,899
C000162603 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class I Shares at NAV
Accumulated Value			10,000					10,044			10,041			10,319			10,758			10,901			10,556			10,569			10,925	11,515	11,961
C000158752 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class A at maximum sales charge (Offering Price)
Accumulated Value			9,747					9,760			9,737			9,986			10,390			10,506			10,154			10,149			10,467	11,009	11,413
C000205813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class A at maximum sales charge (Offering Price)
Accumulated Value	$ 9,625			$ 10,069					$ 10,339			$ 11,174			$ 10,720			$ 10,186			$ 10,504			$ 10,971			$ 11,426
C000205815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class I Shares at NAV
Accumulated Value	10,000				$ 10,466				10,773			11,662			11,227			10,693			11,050			11,569			12,079
C000205812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Premier Class Shares at NAV
Accumulated Value	10,000			10,466					10,757			11,635			11,189			10,647			10,997			11,507			12,006
C000205811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class R6 Shares at NAV
Accumulated Value	10,000			10,471					10,779			11,670			11,238			10,710			11,079			11,610			12,131
C000205814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Retirement Class Shares at NAV
Accumulated Value	10,000			10,465					10,755			11,644			11,187			10,643			10,983			11,481			11,966
C000205819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Retirement Class Shares at NAV
Accumulated Value	10,000			10,190					10,274			10,958			10,683			10,701			11,137			11,773			12,285
C000205816 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class R6 Shares at NAV
Accumulated Value	10,000			10,199					10,309			11,023			10,770			10,816			11,284			11,959			12,509
C000205817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Premier Class Shares at NAV
Accumulated Value	10,000			10,193					10,288			10,984			10,716			10,744			11,193			11,844			12,382
C000205820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class I Shares at NAV
Accumulated Value	10,000			10,193					10,303			11,016			10,760			10,798			11,263			11,934			12,465
C000205818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class A at maximum sales charge (Offering Price)
Accumulated Value	9,747			9,928					10,002			10,669			10,398			10,416			10,837			11,448			11,936
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,000	10,000	10,500	10,500	10,463		10,044	11,438	11,397	10,165	11,520	11,478	10,620	11,041	11,002	11,569	10,513	10,475	11,651	10,692	10,653	11,168	11,213	11,173	10,633	11,701	11,659	10,814	11,342	11,835
Bloomberg U S Aggregate Bond C000202747 Index [Member]
Account Value [Line Items]
Accumulated Value						10,266				11,465			11,623			11,316			10,216			10,556			11,169			11,868
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Accumulated Value			10,000					10,015			10,282			10,835			11,252			11,872			11,342			11,371			11,726	11,869	12,379
Bloomberg U S 1 3 Year Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. 1‑3 Year Government/Credit Bond Index
Accumulated Value	10,000	10,000	10,000	10,208		10,240		10,071	10,670	10,703	10,095	10,838	10,872	10,401	10,523	10,556	10,871	10,551	10,583	11,043	10,919	10,953	10,721	11,531	11,567	10,750	11,987	12,024	11,125	11,749	12,213
ICE BofA BB B U S Cash Pay High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index
Accumulated Value		$ 10,000	10,000			$ 10,322		11,378		$ 9,754	11,768		$ 11,800	12,513		$ 11,741	11,824		$ 11,392	14,304		$ 12,543	14,233		$ 13,381	13,809		$ 14,323	15,206	16,221	17,363
Bloomberg 10 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg 10‑Year Municipal Bond Index
Accumulated Value			$ 10,000					$ 9,976			$ 10,206			$ 10,851			$ 11,285			$ 11,899			$ 11,330			$ 11,599			$ 11,876	$ 11,932	$ 12,506
Bloomberg MSCI U S Green Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg MSCI U.S. Green Bond Index
Accumulated Value	$ 10,000			$ 10,559	$ 10,559				$ 11,268			$ 11,693			$ 11,171			$ 10,712			$ 11,113			$ 11,715			$ 12,261